Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 26, 2015	Sep. 27, 2014	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Operating activities
Net income	$ 6,311	$ 7,485	$ 8,986	$ 7,530	$ 3,580
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation and amortization	1,944	2,232	2,904	3,030	2,930
Excess tax benefit of stock-based compensation	(757)	(445)	(749)	(575)	(254)
Change in earn-out contingent consideration			0	0	2,500
Deferred income taxes	(660)	(1,275)	(1,530)	(917)	(1,119)
Stock-based compensation expense	492	322	960	748	464
(Gain)/Loss on disposal of property and equipment	6	(95)	(95)	4	(20)
Amortization of debt issuance costs	299	142	185	245	170
Changes in operating assets and liabilities:
Accounts receivable	(4)	(210)	(616)	(152)	303
Prepaid expenses and other assets	(997)	(607)	(806)	65	598
Accounts payable and other current liabilities	834	718	2,681	1,483	(126)
Other current liabilities attributable to earn-out			0	(2,500)	0
Deferred revenue	203	1,976	2,128	1,243	1,446
Other non-current liabilities (attributable to deferred rent and lease incentives)	210	255	322	702	(51)
Cash provided by operating activities	7,881	10,498	14,370	10,906	10,421
Investing activities
Purchases of property and equipment	(1,329)	(969)	(1,510)	(2,146)	(1,617)
Proceeds from sales of assets	0	1,147	1,147	2	170
Cash (used in) provided by investing activities	(1,329)	178	(363)	(2,144)	(1,447)
Financing activities
Proceeds from issuance of common stock, net of expenses	34,651	0
Proceeds from exercise of stock options	478	416	573	510	277
Borrowings of long-term debt	40,000	0	0	33,200	14,250
Principal payments on long-term debt	(38,218)	(7,562)	(8,779)	(2,700)	(2,250)
Payment of deferred financing costs	(227)	0	0	(399)	(152)
Excess tax benefit of stock-based compensation	757	445	749	575	254
Earn-out payment from 2010 acquisition			0	(2,500)	0
Dividends paid	(47,999)	0	0	(38,528)	(19,281)
Cash used in financing activities	(10,558)	(6,701)	(7,457)	(9,842)	(6,902)
Net change in cash and cash equivalents	(4,006)	3,975	6,550	(1,080)	2,072
Cash and cash equivalents at beginning of period	9,723	3,173	3,173	4,253	2,181
Cash and cash equivalents at end of period	$ 5,717	$ 7,148	9,723	3,173	4,253
Supplemental information:
Cash paid for interest			3,406	2,476	1,686
Cash paid for taxes			$ 6,158	$ 4,658	$ 4,495